UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bislett Management, LLC
Address:   200 Sheridan Avenue, Suite 408
           Palo Alto, CA 94036

Form 13F File Number:   28-12659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James D. Harris
Title:     Manager
Phone:     (650) 322-7600

Signature, Place and Date of Signing:



James D. Harris               Palo Alto, CA           August 3, 2009


Report Type (Check only one.):

_X_   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
 -
      manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         28

Form 13F Information Table Value Total:         $80,843 x 1,000


List of Other Included Managers:    None

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

NAME OF ISSUER             TITLE OF                VALUE                SH/  PUT/  INV.    OTHER
                           CLASS      CUSIP        X1000      SHARES    PRN  CALL  DISC.   MGR         VOTING AUTH
                                                                                                  SOLE       SHR   NONE

AIRGAS INC COM             COM        009363102    1824       45000     SH         SOLE           45000
BERKSHIRE HATHAWAY INC     CL A       084670108    3150       35        SH         SOLE           35
DEL CL A
BERKSHIRE HATHAWAY INC     CL B       084670207    637        220       SH         SOLE           220
DEL CL B
CHESAPEAKE ENERGY CORP COM COM        165167107    2578       130000    SH         SOLE           130000
COCA COLA CO COM           COM        191216100    3599       75000     SH         SOLE           75000
COMPASS MINERALS INTL INC  COM        20451N101    9335       170000    SH         SOLE           170000
COM
FINISHMASTER INC COM       COM        31787P108    3670       251368    SH         SOLE           251368
GRAY TELEVISION INC COM    COM        389375106    768        1566400   SH         SOLE           1566400
INTREPID POTASH INC COM    COM        46121Y102    3089       110000    SH         SOLE           110000
IRON MTN INC COM           COM        462846106    4715       164000    SH         SOLE           164000
LEUCADIA NATL CORP COM     COM        527288104    3585       170000    SH         SOLE           170000
LOEWS CORP COM             COM        540424108    4031       147100    SH         SOLE           147100
MARTIN MARIETTA MATLS INC  COM        573284106    4260       54000     SH         SOLE           54000
COM
MCDONALDS CORP COM         COM        580135101    1897       33000     SH         SOLE           33000
MEDIACOM COMMUNICATIONS    CL A       58446K105    4792       937850    SH         SOLE           937850
CORP CL A
MOBILE MINI INC COM        COM        60740F105    5575       380000    SH         SOLE           380000
MOHAWK INDS INC COM        COM        608190104    1427       40000     SH         SOLE           40000
MOSAIC CO COM              COM        61945A107    1108       `         SH         SOLE           25000
PIONEER NAT RES CO COM     COM        723787107    3315       130000    SH         SOLE           130000
POTASH CORP SASK INC COM   COM        73755L107    931        10000     SH         SOLE           10000
PROGRESSIVE CORP OHIO COM  COM        743315103    907        60000     SH         SOLE           60000
SCRIPPS NETWORKS INTERACT  CL A COM   811065101    557        20000     SH         SOLE           20000
INC CL A COM
WASHINGTON POST CO CL B    CL B       939640108    775        2200      SH         SOLE           2200
XTO ENERGY INC COM         COM        98385X106    4005       105000    SH         SOLE           105000
YUM BRANDS INC COM         COM        988498101    6668       200000    SH         SOLE           200000
PLUM CREEK TIMBER CO INC   COM        729251108    1340       45000     SH         SOLE           45000
COM
POTLATCH CORP NEW COM      COM        737630103    1579       65000     SH         SOLE           65000
SUN COMMUNITIES INC COM    COM        866674104    730        52940     SH         SOLE           52940
